Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements and notes are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP, and are prepared on the basis that the Company will continue as a going concern (see Note 2). The accompanying financial statements and notes do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

On September 27, 2016, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company’s outstanding common stock, and to increase the authorized number of shares of the Company’s common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected on September 29, 2016. As such, all references to share and per share amounts in these financial statements and accompanying notes have been retroactively restated to reflect the one-for-three reverse stock split, except for the authorized number of shares of the Company’s common stock of 150,000,000 shares, which was not affected by the one-for-three reverse stock split.

Going Concern

The Company assesses and determines its ability to continue as a going concern in accordance with the provisions of ASC Topic 205-40, Presentation of Financial Statements-Going Concern, which requires the Company to evaluate whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the date that its annual and interim financial statements are issued (see Note 2). Certain additional financial statement disclosures are required if such conditions or events are identified. If and when an entity’s liquidation becomes imminent, financial statements should be prepared under the liquidation basis of accounting. Determining the extent, if any, to which conditions or events raise substantial doubt about the Company’s ability to continue as a going concern, or the extent to which mitigating plans sufficiently alleviate any such substantial doubt, as well as whether or not liquidation is imminent, requires significant judgment by management.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates these estimates and judgments, including those related to accounts receivable, inventories, long-lived assets, income taxes, revenues, stock-based compensation, and the determination of the Company’s ability to continue as a going concern. The Company bases its estimates on various assumptions that it believes are reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

Revenue Recognition and Accounts Receivable

The Company’s commercial revenues are generated from diagnostic services provided as delivered to physicians and billed to third-party insurance payers such as managed care organizations, Medicare and Medicaid and patients for any deductibles, coinsurance or copayments that may be due. Through December 31, 2017, the Company recognized revenue in accordance with the provision of Accounting Standards Codification, or ASC, 954-605, Health Care Entities-Revenue Recognition, which required that four basic criteria must be met prior to recognition of revenue: (1) persuasive evidence of an arrangement existed; (2) delivery had occurred and title and the risks and rewards of ownership had been transferred to the client or services had been rendered; (3) the price was fixed or determinable; and (4) collectability was reasonably assured. Commencing on March 31, 2017, the Company recognizes commercial revenue related to billings for assays delivered and billed to Medicare and other third-party payers on an accrual basis when amounts that will ultimately be realized can be estimated upon delivery, whereby prior to March 31, 2017, the Company recognized revenues for its commercial diagnostic services on a cash basis as collected because the amounts ultimately expected to be received could not be estimated upon delivery due to insufficient collection history experience. Commencing on January 1, 2018, the Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which requires that an entity recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.

The Company bills third-party payers on a fee-for-service basis at the Company’s list price and third-party commercial revenue is recorded net of contractual discounts, payer-specific allowances and other reserves. The Company’s development services revenues are supported by contractual agreements and generated from assay development services provided to entities, as well as certain other diagnostic services provided to physicians. Diagnostic services are completed upon the delivery of assay results to the prescribing physician, at which time the Company bills for the service and revenue is recognized.

The Company’s gross commercial revenues billed, and corresponding gross accounts receivable are subject to estimated deductions for such allowances and reserves to arrive at reported net revenues, which relate to differences between amounts billed and corresponding amounts estimated to be subsequently collected. These third-party payer discounts and sales allowances are estimated based on a number of assumptions and factors, including historical payment trends, seasonality associated with the annual reset of patient deductible limits on January 1 of each year, and current and estimated future payments. Specifically, the Company maintains four such reserves: the reserve for contractual discounts, the reserve for aged non-patient receivables, the reserve for estimated patient receivables, and the reserve for other payer-specific sales allowances. The reserve for contractual discounts relates to discounts to gross amounts billed to Medicare and contracted third-party payers to arrive at the deemed “allowed expense” amount covered by that payer. The Company’s contracted third-party commercial sales are recorded using an actual or contracted fee schedule at the time of delivery, while estimated fee schedules are maintained for each non-contracted payer separately as part of other payer-specific sales allowances. Contractual discounts are recorded at the transaction level at the time of delivery based on a fee schedule that is maintained for each contracted third-party payer. The Company periodically adjusts fee schedules for both contracted and non-contracted third-party payers based upon historical payment trends. The reserve for aged non-patient receivables reduces gross amounts billed to non-contracted third-party payers for amounts estimated to be collected according to the age of the outstanding balance. The reserve for estimated patient receivables reduces gross amounts billed to third-party payers for amounts estimated to be collected directly from individual patients, such as copayments, deductibles, or amounts otherwise designated as patient responsibility. The reserve for other payer-specific sales allowances relates to the amounts billed to non-contracted third-party payers that are estimated to not be covered by that specific payer’s coverage policies, as well as estimated necessary adjustments to gross amounts billed based on historical collection experience for a particular third-party payer unrelated to the age of outstanding balances. Collection periods for billings on commercial revenues range from less than 30 days to several months, depending on the contracted or non-contracted nature of the payer, among other things.

The estimates of amounts that will ultimately be realized from commercial diagnostic services for non-contracted payers require significant judgment by management. Patients do not enter into direct agreements with the Company that commit them to pay any portion of the cost of the tests in the event that they have not met their annual deductible limit under their insurance policy, if any, or if their insurance otherwise declines to reimburse the Company. Adjustments to the estimated payment amounts are recorded at the time of final collection and settlement of each transaction as an adjustment to commercial revenue. Consideration associated with non-contracted commercial revenues is considered variable and constrained until fully adjudicated, with net revenues recorded to the extent that it is probable that a significant reversal will not occur. The estimation process used to determine third-party payer discounts and sales allowance has been applied on a consistent basis since March 31, 2017, and no significant subsequent adjustments have been necessary to increase or decrease these discounts and allowances as a result of changes in underlying estimates.

The composition of the Company’s gross and net revenues recognized during the years ended December 31, 2016 and 2017 is as follows:

	For the year ended December 31,
	2016	2017
Commercial revenues recognized upon delivery	$—	$15,685,069
Development services revenues recognized upon delivery	240,056	272,350
Commercial revenues recognized upon cash collection	2,983,040	1,225,976

Total gross revenues	3,223,096	17,183,395
Provisions for contractual discounts	—	(5,805,787)
Provisions for aged non-patient receivables	—	(735,709)
Provisions for estimated patient receivables	—	(169,479)
Provisions for other payer-specific sales allowances	—	(5,403,757)

Net revenues	$3,223,096	$5,068,663

During the year ended December 31, 2017, the Company recorded approximately $843,000 in nonrecurring net revenue as a result of recognizing revenue on an accrual basis commencing on March 31, 2017 associated with cases delivered on or prior to December 31, 2016, representing a corresponding decrease in net loss per common share of $0.90. The incremental net revenue as a result of recognizing revenue on an accrual basis commencing on March 31, 2017, or the total amount of net revenue recorded in excess of the amount of commercial cash collections, was approximately $1,139,000 during the year ended December 31, 2017, representing a corresponding decrease in net loss per common share of $1.20.

A summary of activity in the Company’s gross and net accounts receivable balances, as well as corresponding reserves, during the year ended December 31, 2017 is as follows:

	Balance at	Amounts	Settlements	Balance at
	December 31,	Recognized	Upon	December 31,
	2016	Upon Delivery	Adjudication	2017
Accounts receivable, gross	$128,969	$15,957,419	$(9,149,325)	$6,937,063
Reserve for contractual discounts	—	(5,805,787)	3,830,938	(1,974,849)
Reserve for aged non-patient receivables	—	(735,709)	283,621	(452,088)
Reserve for estimated patient receivables	—	(169,479)	81,359	(88,120)
Reserve for other payer-specific sales allowances	—	(5,403,757)	2,175,177	(3,228,580)

Accounts receivable, net	$128,969	$3,842,687	$(2,778,230)	$1,193,426

Cash

The Company places its cash with reputable financial institutions that are insured by the Federal Deposit Insurance Corporation, or FDIC. At times, deposits held may exceed the amount of insurance provided by the FDIC. The Company has not experienced any losses in its cash and believes they are not exposed to any significant credit risk.

Fair Value Measurement

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company believes the carrying amount of cash, accounts receivable, accounts payable and accrued expenses approximate their estimated fair values due to the short-term maturities of these financial instruments. See Note 5 for further details about the inputs and assumptions used to determine fair value measurements.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments.

Concentrations of credit risk with respect to revenues are primarily limited to geographies to which the Company provides a significant volume of its services, and to specific third-party payers of the Company’s services such as Medicare, insurance companies, and other third-party payers. The Company’s client base consists of a large number of geographically dispersed clients diversified across various customer types.

The Company’s third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the years ended December 31, 2016 and 2017 were as follows:

	For the year ended December 31,
	2016	2017
Medicare and Medicare Advantage	40%	39%
Blue Cross Blue Shield	11%	19%
United Healthcare	19%	12%

The Company’s third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 were as follows:

Blue Cross Blue Shield	27%
Medicare and Medicare Advantage	21%
United Healthcare	15%

The Company operates in one reportable business segment and historically has derived most revenues only from within the United States.

Certain components used in the Company’s current or planned products are currently sourced from one supplier, for which alternative suppliers exist but the Company has not validated the product(s) of such alternative supplier(s), and substitutes for these components may not be obtained easily or may require substantial design or manufacturing modifications.

Inventories

Inventories are valued at the lower of cost or net realizable value. Cost is determined by the average cost method. The Company records adjustments to its inventory for estimated obsolescence or diminution in net realizable value equal to the difference between the cost of the inventory and the estimated net realizable value. At the point of loss recognition, a new cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. In addition, the Company records a liability for firm, non-cancelable, and unconditional purchase commitments with contract manufacturers and suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

Fixed Assets

Fixed assets consist of machinery and equipment, furniture and fixtures, computer equipment and software, leasehold improvements, financed equipment and construction in-process. Fixed assets are stated at cost less accumulated depreciation and amortization. Additions, improvements, and major renewals are capitalized. Maintenance, repairs, and minor renewals are expensed as incurred. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter. Depreciation and amortization expense for the years ended December 31, 2016 and 2017 was approximately $322,000 and $576,000, respectively.

Upon sale or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the statement of operations and comprehensive loss.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in the estimates of future cash flows to determine recoverability of these assets. If the assumptions about these assets were to change as a result of events or circumstances, the Company may be required to record an impairment loss.

Stock-based Compensation

The Company measures and recognizes compensation expense for all stock-based awards made to employees and directors based on their grant date fair values. The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes option pricing model, while the fair value of restricted stock unit awards, or RSUs, is determined by the Company’s stock price on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. Upon adoption of Accounting Standards Update 2016-09, Compensation—Stock Compensation on January 1, 2017, the Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates (see Note 10).

The Company determines the fair value of the stock-based compensation awards granted as either the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable. All issuances of equity instruments issued to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. These awards are recorded in expense and additional paid-in capital in shareholders’ equity over the applicable service periods based on the fair value of the options at the end of each period.

Calculating the fair value of stock-based awards requires the input of highly subjective assumptions into the Black-Scholes valuation model. Stock-based compensation expense is calculated using the Company’s best estimates, which involves inherent uncertainties, and the application of management’s judgment. Significant estimates include the expected life of the stock option, stock price volatility, risk-free interest rate and forfeiture rate.

Research and Development

Research and development costs are expensed as incurred. The amounts expensed in the years ended December 31, 2016 and 2017 were approximately $2,713,000 and $3,365,000, respectively, which includes salaries of research and development personnel.

Income Taxes

The Company provides for income taxes utilizing the liability method. Under the liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax credits. Tax rate changes are reflected in the computation of the income tax provision during the period such changes are enacted.

Deferred tax assets are reduced by a valuation allowance when, in management’s opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. The Company’s valuation allowance is based on available evidence, including its current year operating loss, evaluation of positive and negative evidence with respect to certain specific deferred tax assets including evaluation sources of future taxable income to support the realization of the deferred tax assets. The Company has established a full valuation allowance on the deferred tax assets as of December 31, 2016 and 2017, and therefore has not recognized any income tax benefit or expense in the periods presented.

A tax benefit from uncertain tax positions may be recognized by the Company when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties for income taxes on the balance sheets at December 31, 2016 and 2017, and the Company has not recognized interest and/or penalties in the statements of operations and comprehensive loss for the years ended December 31, 2016 and 2017.

Recent Accounting Pronouncements

In May 2014, and as subsequently updated and amended from time to time, the Financial Accounting Standards Board, or FASB, issued authoritative guidance that requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company adopted the new standard for the fiscal year beginning January 1, 2018 using the modified retrospective application method. The Company has substantially completed its assessment of the new standard and the Company believes that there will not be a material impact on its financial statements or disclosures.

In July 2015, the FASB issued authoritative guidance requiring entities that do not measure inventory using the retail inventory method or on a last-in, first-out basis to record inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance is effective on a prospective basis for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted this guidance for the reporting period beginning January 1, 2017, which did not have a material impact on its financial statements or disclosures.

In January 2016, the FASB issued authoritative guidance requiring, among other things, that certain equity investments be measured at fair value with changes in fair value recognized in net income, that financial assets and financial liabilities be presented separately by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements, that the prior requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet be eliminated, and that a reporting organization is to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption of the instrument-specific credit risk amendment is permitted. The Company adopted this guidance for the fiscal year beginning on January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In February 2016, the FASB issued authoritative guidance requiring, among other things, that entities recognize the assets and liabilities arising from leases on the balance sheet under revised criteria, while the classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria in the previous leases guidance. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company anticipates that the adoption of this guidance will materially affect its statement of financial position and will require changes to its processes. The Company expects to adopt this guidance for the reporting period beginning on January 1, 2019 and has not yet made any decision on the method of adoption with respect to the optional practical expedients but expects to during 2018.

In March 2016, the FASB issued authoritative guidance clarifying that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not necessarily require de-designation of that hedging relationship, provided that all other applicable hedge accounting criteria continue to be met. This guidance is effective on either a prospective basis or modified retrospective basis for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company adopted this guidance for the reporting period beginning January 1, 2017, which did not have a material impact on its financial statements or disclosures.

In March 2016, the FASB issued authoritative guidance requiring entities to assess whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts, and clarifies what steps are required when assessing whether the economic characteristics and risks of call (put) options are clearly and closely related to the economic characteristics and risks of their debt hosts. This guidance is effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance for the reporting period beginning January 1, 2017, which did not have a material impact on its financial statements or disclosures.

In March 2016, the FASB issued authoritative guidance simplifying the accounting for stock compensation. This guidance, among other things, amends existing accounting and classification requirements primarily around income taxes, forfeitures, and cash payments associated with share-based payment awards to employees. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance for the reporting period beginning January 1, 2017, which did not have a material impact on its financial statements or disclosures.

In August 2016, the FASB issued authoritative guidance clarifying the classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, on a retrospective transition method to each period presented. Early adoption is permitted. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In January 2017, the FASB issued authoritative guidance clarifying the definition of a business when evaluating transactions involving acquisitions or disposals of assets or businesses. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Certain applications of this guidance are permitted for early adoption. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In January 2017, the FASB issued authoritative guidance eliminating the “Step 2” requirement for an entity to determine the fair value of its assets and liabilities for goodwill impairment testing in the same manner that would be required for those assumed in a business combination. Instead, the amended guidance allows an entity to perform goodwill impairment testing by comparing the fair value of a reporting unit with its carrying amount. This guidance is effective for any goodwill impairment tests in fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning January 1, 2020, and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently have any recorded goodwill.

In February 2017, the FASB issued authoritative guidance clarifying the definition of the term “in substance nonfinancial asset” when accounting for transfers of financial and nonfinancial assets, and other matters concerning the transfer, sale and partial sale of nonfinancial assets to both consolidated entities and non-consolidated counterparties. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In March 2017, the FASB issued authoritative guidance shortening the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning on January 1, 2019 and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently hold any callable debt securities.

In May 2017, the FASB issued authoritative guidance clarifying what modifications to a share-based payment award may be considered substantive, and therefore requiring the application of modification accounting. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In July 2017, the FASB issued authoritative guidance changing the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features, whereby a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock, and also clarifying existing disclosure requirements for equity-classified instruments. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company early adopted this guidance for the fiscal year beginning on January 1, 2018, which did not have a material impact on its financial statements or disclosures upon adoption, but did result in equity classification for the warrants issued on January 30, 2018, whereby liability classification may have occurred in the absence of the adoption of this guidance due to the existence of a down round feature associated with the exercise price of the warrants, which would have resulted in material impacts to the Company’s financial statements and disclosures.

In August 2017, the FASB issued authoritative guidance that expands and refines hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning on January 1, 2019 and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently hold any financial instruments accounted for as a hedging activity.

In February 2018, the FASB issued authoritative guidance allowing a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from a tax bill, “H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018,” or the Tax Cuts and Jobs Act, enacted on December 22, 2017. These amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act. However, because these amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. This guidance also requires certain disclosures about stranded tax effects. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning on January 1, 2019 and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently maintain any stranded tax effects in accumulated other comprehensive income.